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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON NOVEMBER 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 14, 2002.

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ X];  Amendment Number:
     This Amendment (Check only one):       [ ]    is a restatement.
                                            [X]    adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
---------------------------------------------------

Name:      Attractor Investment Management Inc.
Address:   1440 Chapin Avenue, Suite 201
           Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
---------------------------------------------------------

Name:             Harvey Allison
Title:            President
Phone:            (650) 685-8541

Signature, Place, and Date of Signing:
/s/ Harvey Allison             Burlingame, California          November 14, 2002
------------------

Report Type (Check only one):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       11

Form 13F Information Table Value Total:                                   $68746
                                                                     (thousands)

List of Other Included Managers:                                       None


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                           FORM 13F INFORMATION TABLE

                        TITLE OF                  VALUE     SHRS OR     SH/   PUT/   INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS       CUSIP       X($1000)   PRN AMT     PRN   CALL   DISCRETION     MANAGERS   SOLE   SHARED    NONE


AOL Time Warner           COM       00184A105      10086     304700     SH             SOLE          N/A      304700

CIENA Corporation         COM       171779101       2933     285000     SH             SOLE          N/A      285000

CNET, Inc.                COM       12613R104       3049     709000     SH             SOLE          N/A      709000

Doubleclick Inc.          COM       258609304       1949     342000     SH             SOLE          N/A      342000

E*Trade Group, Inc.       COM       269246104       4573     755800     SH             SOLE          N/A      755800

eBay, Inc.                COM       278642103       9150     200000     SH             SOLE          N/A      200000

Microsoft Corporation     COM       594918104      11616     227000     SH             SOLE          N/A      227000

Nextcard, Inc.            COM       65332K107       3467     544304     SH             SOLE          N/A      544304

Transmeta Corporation     COM       89376R109        625     443000     SH             SOLE          N/A      443000

Verisign, Inc.            COM       92343E102      16253     387900     SH             SOLE          N/A      387900

Vignette Corporation      COM       926734104       5045    1425000     SH             SOLE          N/A     1425000

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